Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,507,000
Previously Paid Amount	0.00
Total Fee Amount	898.62
Total Offset Amount	0.00
Net Fee	898.62
Narrative - Max Aggregate Offering Price	$ 6,507,000
Final Prospectus	true